Document And Entity Information (USD $)	3 Months Ended
	Mar. 31, 2014	May 14, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Juhl Energy, Inc
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		25,234,826
Entity Public Float			$ 2,755,130
Amendment Flag	false
Entity Central Index Key	0001366312
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1